LOANS - Corporate Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans
Loans, net of unearned income	$ 624,369	$ 617,617
Corporate
Loans
Total loans	300,010	292,828
Net unearned income (loss)	(704)	(665)
Loans, net of unearned income	299,306	292,163
Loans sold and/or reclassified to held-for-sale	4,200	2,800
Corporate | Commercial and industrial
Loans
Loans, net of unearned income	129,116	124,685
Corporate | Financial institutions
Loans
Loans, net of unearned income	61,560	64,346
Corporate | Mortgage and real estate
Loans
Loans, net of unearned income	44,031	37,666
Corporate | Lease financing
Loans
Loans, net of unearned income	1,769	2,082
In U.S. offices | Corporate
Loans
Total loans	159,813	150,262
In U.S. offices | Corporate | Commercial and industrial
Loans
Total loans	49,586	46,011
In U.S. offices | Corporate | Financial institutions
Loans
Total loans	35,517	36,425
In U.S. offices | Corporate | Mortgage and real estate
Loans
Total loans	38,691	32,623
In U.S. offices | Corporate | Installment, revolving credit and other
Loans
Total loans	34,501	33,423
In U.S. offices | Corporate | Lease financing
Loans
Total loans	1,518	1,780
In offices outside the U.S. | Corporate
Loans
Total loans	140,197	142,566
In offices outside the U.S. | Corporate | Commercial and industrial
Loans
Total loans	81,882	82,689
In offices outside the U.S. | Corporate | Financial institutions
Loans
Total loans	26,886	28,704
In offices outside the U.S. | Corporate | Mortgage and real estate
Loans
Total loans	5,363	5,106
In offices outside the U.S. | Corporate | Installment, revolving credit and other
Loans
Total loans	19,965	20,853
In offices outside the U.S. | Corporate | Lease financing
Loans
Total loans	251	303
In offices outside the U.S. | Corporate | Government and official institutions
Loans
Total loans	$ 5,850	$ 4,911